Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2025
Other Payables and Accruals
Schedule of other payables and accruals

	December 31,	December 31,
	2024	2025
	HK$	HK$

Accrued salaries, wages and bonus	40	40
Accrued audit and professional fees	498	440
Accrued management services fees – a related party	—	150
	538	630